Segments - Summary of Reconciliation Between Underlying and IFRS Income, Expenses and Net Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Income	€ 18,590	€ 17,902	€ 18,007
Taxation	2,539	1,705	1,924
Non- Controlling interests	715	606	638
Net result	5,464	4,975	4,926
Discontinued operations [member]
Disclosure of operating segments [line items]
Net result		(441)	415
Continuing operations [member]
Disclosure of operating segments [line items]
Income	18,590	17,902	18,007
Expenses	10,505	11,588	10,673
Taxation	2,539	1,705	1,924
Non- Controlling interests	82	75	69
Net result	5,464	4,534	5,341
Divestments [member]
Disclosure of operating segments [line items]
Income			(367)
Net result			(367)
Special items [member]
Disclosure of operating segments [line items]
Income	(121)
Expenses		(1,157)	(77)
Taxation	(121)	358	19
Net result	0	799	58
Insurance other [member]
Disclosure of operating segments [line items]
Income	53	(33)	45
Expenses			(4)
Taxation	1		5
Non- Controlling interests			2
Net result	52	(33)	42
Underlying [member]
Disclosure of operating segments [line items]
Income	18,521	17,869	17,713
Expenses	10,505	10,430	10,593
Taxation	2,418	2,064	1,953
Non- Controlling interests	82	75	72
Net result	€ 5,516	€ 5,300	5,095
Intercompany eliminations between ING Bank and NN Group [member]
Disclosure of operating segments [line items]
Income			28
Expenses			1
Taxation			7
Net result			€ 20